UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-21958

Exact name of registrant
  as specified in charger:                DGHM Investment Trust
Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   The Corporation Trust Company
                                          1209 Orange Street
                                          Wilmington, DE 19801

                                          with a copy to:

                                          John H. Lively
                                          Husch Blackwell Sanders LLP
                                          4801 Main Street, Suite 1000
                                          Kansas City, MO 64112

Registrant's telephone number,
      including area code:                800-653-2839

Date of fiscal year end:                  Last day of February

Date of reporting period:                 August 31st


Item #1.  Reports to Stockholders.

Dear Shareholders:

I am pleased to inform you that your Fund's Class A shares returned 32.9%* and your Fund's Class C shares returned 32.4%* for the period March 1, 2009 through August 31, 2009. This return slightly trailed that of the Russell 3000 Value Index that was up 44.7% during the same period. While we are never happy with an outcome that falls short of our benchmark index, we do not view any particular six month period as being that relevant to a long-term investing approach. Since inception for the period 6/20/07 through 8/31/09 your Fund's Class A shares returned (7.9%) and your Fund's Class C shares returned (8.6%). These numbers compare quite favorably to the (20.0%) return of the Russell 3000 Value Index for the same period. We believe that this period is a more relevant one to measure a manager's performance given the extraordinary volatility of the stock market during this period.

Looking back at the prior six months, our performance was driven by strong stock selection in Energy and Real Estate. The sectors that materially detracted from performance during the past six months were Banks and Basic Materials. Both of these sectors were negatively impacted by poor stock selection. Stocks that did particularly well in the Bank sector were those that had underlying credit concerns in their loan portfolios or concerns over capital adequacy. Given our style of investing, which is described below, we tend to avoid these riskier situations. As we always seek to be fully invested, the average cash position was approximately 2% during the period.

With all of the issues currently creating volatility in the stock market from sub-prime mortgages to government bailouts to when is the recession going to end, I would like to remind all of our shareholders of the investment strategy that guides our stock picking:

- We invest with a multi-year investment horizon rather than focusing on the month or quarter end.

- We do not attempt to make macroeconomic calls. (i.e., predict economic growth, interest rates, currency levels, commodity prices etc.)

- We do not predict the direction of the stock market.

- We use a bottom-up selection process to attempt to identify companies that appear to be selling at a discount to our assessment of their potential value.

- We focus on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which stocks we may purchase.

- We also consider the following factors in deciding which companies may appear attractive:
  .   Quality of the business franchise
  .   Competitive advantage
  .   Economic or market conditions
  .   Deployment of capital
  .   Reputation, experience, and competence of the company's management
--------
* Not annualized.

- We believe that stocks purchased at prices below their potential value not only protect capital, but also offer significant price appreciation once the market recognizes a particular stock's potential value.

- Generally, stocks are sold when the characteristics and factors used to select the security change or the stock has appreciated to the point where it is no longer attractive versus other potential opportunities.

As I commented on in last year's shareholder letter, the volatility and weakness in the market has presented us with numerous opportunities to purchase stocks that adhere to our investment strategy across multiple sectors.

We appreciate the opportunity to serve as your Fund's Investment Adviser.

Yours truly,

Jeffrey C. Baker, CFA
Chief Investment Officer

Important Disclosure

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-653-2839. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-653-2839.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of August 31, 2009 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definition

The Russell 3000(R) Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

DGHM ALL-CAP VALUE FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front-end sales charges (Class A Shares) and deferred sales charges on certain redemptions made within one year of purchase (Class C Shares) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2009, and held for the six months ended August 31, 2009.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------
                                                                                 Expenses Paid During
                                                                                       Period*
                                          Beginning Account                         March 1, 2009
                                                Value       Ending Account Value  through August 31,
CLASS A                                     March 1, 2009     August 31, 2009            2009
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Actual                                       $ 1,000.00          $ 1,329.10            $ 10.21
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $ 1,000.00          $ 1,016.30            $  8.84
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                 Expenses Paid During
                                                                                       Period*
                                          Beginning Account                         March 1, 2009
                                                Value       Ending Account Value  through August 31,
CLASS C                                     March 1, 2009     August 31, 2009            2009
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Actual                                       $ 1,000.00          $ 1,324.20            $ 14.59
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $ 1,000.00          $ 1,012.55            $ 12.63
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.74% for Class A and 2.49% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year (to reflect the one-half year period).

                           DGHM ALL-CAP VALUE FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                            AS OF AUGUST 31, 2009
                                  (UNAUDITED)

                                   [CHART]
                                               Percentage of Net
               Industry Sector                       Assets
               ---------------                 -----------------
               Aerospace/Defense                      2.97%
               Banks                                  7.02%
               Computers                              5.80%
               Diversified Financial Services         8.36%
               E-Commerce                             3.17%
               Electric                               5.45%
               Food                                   5.10%
               Healthcare                             6.10%
               Insurance                              5.59%
               Investment Companies                   2.12%
               Media                                  5.30%
               Miscellaneous Manufacturing           14.33%
               Oil & Gas Services                    15.33%
               Real Estate Investment Trust           3.14%
               Retail                                 4.33%
               Savings & Loans                        2.49%
               Telecommunications                     3.33%

                            DGHM ALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                          August 31, 2009 (unaudited)

  Number
    of                                                     % of         Fair
  Shares   Security Description                         Net Assets      Value
  ------   --------------------                         ----------      -----

           COMMON STOCKS                                     97.81%

           AEROSPACE/DEFENSE                                  2.97%
    17,856 General Dynamics Corporation                             $   1,056,897
                                                                    -------------

           BANKS                                              7.01%
    21,320 City National Corporation                                      842,140
    61,310 Old National Bancorp                                           652,338
    42,850 SunTrust Banks, Inc.                                         1,001,404
                                                                    -------------
                                                                        2,495,882
                                                                    -------------

           COMPUTERS                                          5.80%
     7,545 International Business Machines Corporation                    890,687
    43,615 Teradata Corporation*                                        1,174,552
                                                                    -------------
                                                                        2,065,239
                                                                    -------------

           DIVERSIFIED FINANCIAL SERVICES                     8.36%
    33,930 Federated Investors Inc. "B"                                   890,662
    52,595 Invesco Limited                                              1,091,346
    22,835 JPMorgan Chase & Co.                                           992,409
                                                                    -------------
                                                                        2,974,417
                                                                    -------------

           E-COMMERCE                                         3.17%
    51,000 e-Bay, Incorporated*                                         1,129,140
                                                                    -------------

           ELECTRIC                                           5.45%
    19,485 Exelon Corporation                                             974,640
    30,510 Public Service Enterprise Group, Inc.                          966,252
                                                                    -------------
                                                                        1,940,892
                                                                    -------------

           FOOD                                               5.10%
    22,140 H.J. Heinz Company                                             852,390
    20,400 Kellogg Company                                                960,636
                                                                    -------------
         .                                                              1,813,026
                                                                    -------------

   Number
     of                                                  % of         Fair
   Shares   Security Description                      Net Assets      Value
   ------   --------------------                      ----------      -----

            HEALTHCARE                                      6.10%
     14,850 Express Scripts, Inc.*                                $   1,072,467
     20,320 Quest Diagnostics                                         1,096,467
                                                                  -------------
                                                                      2,168,934
                                                                  -------------

            INSURANCE                                       5.59%
     19,690 The Travelers Companies, Inc.                               992,770
     20,380 Transatlantic Holdings, Inc.                                995,767
                                                                  -------------
                                                                      1,988,537
                                                                  -------------

            MEDIA                                           5.31%
     38,970 The DIRECTV Group, Inc.*                                    964,897
     25,400 Omnicom Group, Inc.                                         922,528
                                                                  -------------
                                                                      1,887,425
                                                                  -------------

            MISCELLANEOUS MANUFACTURING                    14.33%
     20,780 3M Company                                                1,498,238
     30,910 Allegheny Technologies, Inc.                                938,737
     26,430 Dover Corporation                                           914,214
     21,000 Nucor Corporation                                           935,340
     17,895 Teleflex Incorporated                                       810,643
                                                                  -------------
                                                                      5,097,172
                                                                  -------------

            OIL & GAS SERVICES                             15.33%
     25,500 Baker Hughes Incorporated                                   878,475
     21,600 EnCana Corporation                                        1,122,984
     42,120 Plains Exploration & Production Company*                  1,105,650
     34,740 Suncor Energy, Inc.                                       1,064,434
     26,388 Whiting Petroleum Corporation*                            1,280,874
                                                                  -------------
                                                                      5,452,417
                                                                  -------------

            REAL ESTATE INVESTMENT TRUST                    3.14%
     19,444 Vornado Realty Trust                                      1,118,419
                                                                  -------------

            RETAIL                                          4.33%
     15,230 Dollar Tree, Inc.*                                          760,586
     39,640 The Gap, Inc.                                               778,926
                                                                  -------------
                                                                      1,539,512
                                                                  -------------

  Number
    of                                                       % of        Fair
  Shares   Security Description                           Net Assets     Value
  ------   --------------------                           ----------     -----

           SAVINGS & LOANS                                      2.49%
    55,180 People's United Financial                                  $    886,191
                                                                      ------------

           TELECOMMUNICATIONS                                   3.33%
    49,950 NII Holdings, Inc.*                                           1,184,314
                                                                      ------------

           TOTAL COMMON STOCKS                                 97.81%
           (Cost: $31,509,120)                                          34,798,414
                                                                      ------------

           INVESTMENT COMPANIES                                 2.12%
   753,882 Evergreen Institutional Treasury Money Market
             Fund .06%**                                                   753,882
                                                                      ------------
           (Cost: $753,882)

           TOTAL INVESTMENTS
           (Cost: $32,263,002)                                 99.93%   35,552,296
           Other assets, net of liabilities                     0.07%       23,892
                                                              ------  ------------

           NET ASSETS                                         100.00% $ 35,576,188
                                                              ======  ============

/*/Non-incomeproducing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).
/**/Effective 7 day yield as of August 31, 2009



See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at fair value (identified cost of $32,263,002) (Note 1)           $ 35,552,296
 Receivable for capital stock sold                                                   41,960
 Dividends receivable                                                                70,340
 Interest receivable                                                                     52
 Prepaid expenses                                                                    36,939
                                                                               ------------
   TOTAL ASSETS                                                                  35,701,587
                                                                               ------------

LIABILITIES
 Payable for capital stock purchased                                                 47,820
 Accrued investment management fees                                                  33,698
 Accrued 12b-1 fees                                                                  19,481
 Accrued administration, accounting and transfer agent fees                           2,750
 Other accrued expenses                                                              21,650
                                                                               ------------
   TOTAL LIABILITIES                                                                125,399
                                                                               ------------

NET ASSETS                                                                     $ 35,576,188
                                                                               ============
 Net Assets Consist of:
 Paid-in-capital applicable to 4,281,162 $0.01 par value shares of beneficial
   interest outstanding                                                        $ 39,898,543
 Accumulated net investment income (loss)                                            89,101
 Accumulated net realized gain (loss) on investments                             (7,700,750)
 Net unrealized appreciation (depreciation) of investments                        3,289,294
                                                                               ------------
 Net Assets                                                                    $ 35,576,188
                                                                               ============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A
($33,661,414 / 4,048,012 shares outstanding)                                   $       8.32
                                                                               ============
MAXIMUM OFFERING PRICE PER SHARE ($8.32 X 100/95)                              $       8.76
                                                                               ============

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING
  PRICE PER SHARE
Class C
($1,914,774 / 233,150 shares outstanding)/(a)/                                 $       8.21
                                                                               ============

/(a)/May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
STATEMENT OF OPERATIONS

For the six months ended August 31, 2009 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividend (net of foreign tax withheld of $3,622)                                     $    391,295
 Interest                                                                                      747
                                                                                      ------------
   Total investment income                                                                 392,042
                                                                                      ------------

EXPENSES
 Investment management fees (Note 2)                                                       147,266
 12b-1 fees, Class A (Note 2)                                                               46,918
 12b-1 fees, Class C (Note 2)                                                                8,684
 Recordkeeping and administrative services (Note 2)                                         19,636
 Accounting fees (Note 2)                                                                    9,818
 Custodian fees                                                                              5,133
 Transfer agent fees (Note 2)                                                               15,255
 Professional fees                                                                          21,567
 Filing and registration fees (Note 2)                                                      29,185
 Trustee fees                                                                                5,437
 Compliance fees                                                                             4,974
 Shareholder servicing and reports (Note 2)                                                 15,312
 Other                                                                                      19,018
                                                                                      ------------
   Total expenses                                                                          348,203
                                                                                      ------------
   Net investment income (loss)                                                             43,839
                                                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                              (2,323,224)
   Net increase (decrease) in unrealized appreciation (depreciation) of investments     13,471,542
                                                                                      ------------
   Net realized and unrealized gain (loss) on investments                               11,148,318
                                                                                      ------------

   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                  $ 11,192,157
                                                                                      ============


See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        For the
                                                    six months ended
                                                    August 31, 2009     Year ended
                                                      (unaudited)    February 28, 2009
                                                    ---------------- -----------------
Increase (decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                        $      43,839     $     112,490
 Net realized gain (loss) on investments                (2,323,224)       (5,341,499)
 Change in net unrealized appreciation
   (depreciation) on investments                        13,471,542        (9,928,493)
                                                     -------------     -------------
 Increase (decrease) in net assets from operations      11,192,157       (15,157,502)
                                                     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Class A                                                      --           (67,228)
   Class C                                                      --                --
                                                     -------------     -------------
 Decrease in net assets from distributions                      --           (67,228)
                                                     -------------     -------------

CAPITAL STOCK TRANSACTIONS (NOTE 5)
 Shares sold
   Class A                                               6,760,032        50,251,494
   Class C                                                 147,032           821,970
 Distributions reinvested
   Class A                                                      --             6,887
   Class C                                                      --                --
 Shares redeemed
   Class A                                             (16,032,491)       (5,523,582)
   Class C                                                (159,788)         (766,553)
                                                     -------------     -------------
 Increase (decrease) in net assets from capital
   stock transactions                                   (9,285,215)       44,790,216
                                                     -------------     -------------

NET ASSETS
 Increase (decrease) during period                       1,906,942        29,565,486
 Beginning of period                                    33,669,246         4,103,760
                                                     -------------     -------------
End of period (including undistributed net
  investment income of $89,101 and $45,262,
  respectively)                                      $  35,576,188     $  33,669,246
                                                     =============     =============


See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                Class A Shares
                                          --------------------------------------------------
                                          Six months ended                       Period June 20,
                                          August 31, 2009       Year ended         2007/*/ to
                                            (unaudited)      February 28, 2009  February 29, 2008
                                          ----------------   -----------------  -----------------
Net asset value, beginning of period          $   6.26           $   9.26            $ 10.00
                                              --------           --------            -------
Investment activities
 Net investment income (loss)                     0.01               0.02               0.01
 Net realized and unrealized gain (loss)
   on investments                                 2.05              (3.01)             (0.75)
                                              --------           --------            -------
 Total from investment activities                 2.06              (2.99)             (0.74)
                                              --------           --------            -------
Distributions
 Net investment income                              --              (0.01)                --
                                              --------           --------            -------
 Total distributions                                --              (0.01)                --
                                              --------           --------            -------

Net asset value, end of period                $   8.32           $   6.26            $  9.26
                                              ========           ========            =======

Total Return/(A)/                                32.91%/***/       (32.26%)            (7.40%)/***/
Ratios/Supplemental Data
Ratio to average net assets
 Expenses, net                                    1.74%/**/          1.75%/(B)/         1.75%/**(B)/
 Net investment income (loss)                     0.26%/**/          0.71%/(B)/         0.20%/**(B)/
Portfolio turnover rate                          51.23%/***/        90.97%             80.71%/***/
Net assets, end of period (000's)             $ 33,661           $ 32,223            $ 2,066

*Commencement of operations

**Annualized

***Not annualized

/(A)/Total return does not reflect sales charges, if any.

/(B)/Ratios reflect the effect of the management fee waivers and reimbursement of expenses. Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008.



See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 Class C Shares
                                          ---------------------------------------------------
                                          Six months ended                        Period June 20,
                                          August 31, 2009       Year ended           2007* to
                                            (unaudited)      February 28, 2009   February 29, 2008
                                          ----------------   -----------------   -----------------
Net asset value, beginning of period          $  6.20             $  9.22             $ 10.00
                                              -------             -------             -------
Investment activities
 Net investment income (loss)                   (0.02)              (0.00)/(C)/         (0.03)
 Net realized and unrealized gain (loss)
   on investments                                2.03               (3.02)              (0.75)
                                              -------             -------             -------
 Total from investment activities                2.01               (3.02)              (0.78)
                                              -------             -------             -------
Distributions
 Net investment income                             --                  --                  --
 Net realized gain                                 --                  --                  --
                                              -------             -------             -------
 Total distributions                               --                  --                  --
                                              -------             -------             -------

Net asset value, end of period                $  8.21             $  6.20             $  9.22
                                              =======             =======             =======

Total Return/(A)/                               32.42%/***/        (32.75%)             (7.80%)/***/
Ratios/Supplemental Data
Ratio to average net assets
 Expenses, net                                   2.49% /**/          2.50%/(B)/          2.50% /**(B)/
 Net investment income (loss)                   (0.49%)/**/         (0.04%)/(B)/        (0.55%)/**(B)/
Portfolio turnover rate                         51.23% /***/        90.97%              80.71% /***/
Net assets, end of period (000's)             $ 1,915             $ 1,446             $ 2,038

*Commencement of operations

**Annualized

***Not annualized

/(A)/Total return does not reflect sales charges, if any.

/(B)/Ratios reflect the effect of the management fee waivers and reimbursement of expenses. Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008.

/(C)/Less than $0.01 per share.



See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2009 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The DGHM All-Cap Value Fund (the "Fund") is a series of the DGHM Investment Trust (the "Trust"). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. The Fund commenced operations on June 20, 2007.

      The investment objective of the Fund is to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Fund's investment advisor ("Advisor"), believes are undervalued.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation

      The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees (the "Trustees"). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Fund's Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      Various inputs are used in determining the value of the Fund's investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of August 31, 2009:

                                         Level 2
                                          Other      Level 3
                            Level 1    Significant Significant
                            Quoted     Observable  Unobservable
                            Prices       Inputs       Inputs       Total
                          ------------ ----------- ------------ ------------
    Common Stocks         $ 34,798,414  $      --   $      --   $ 34,798,414
    Investment Companies       753,882         --          --        753,882
                          ------------  ---------   ---------   ------------
                          $ 35,552,296  $      --   $      --   $ 35,552,296
                          ============  =========   =========   ============

      Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period.

      On January 1, 2009, the Fund adopted FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management has determined that the adoption of SFAS 161 had no impact on the Fund's financial statements.

Security Transactions and Income

      Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

      Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

      In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

      Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2009 tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Fund's Federal tax returns filed in the two-year period ended February 28, 2009 remain subject to examination by the Internal Revenue Service. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. At August 31, 2009, there were no reclassifications.

Class Net Asset Values and Expenses

      The Fund has two classes of shares: Class A shares and Class C shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Fund's Class C shares are sold without an initial sales charge; however, both Class A and C shares are subject to a contingent deferred sales charge. Class A shares sold are subject to a maximum initial sales charge of 5%, as well as a contingent deferred sales charge of 0.5% imposed on transactions over $1,000,000 that are redeemed within one year of the purchase date. Class C shares impose a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C shares automatically convert into Class A shares after seven years.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services for an annual fee of 0.75% on the average daily net assets of the Fund. For the six months ended August 31, 2009, the Advisor earned $147,266 in advisory fees. As of August 31, 2009, the Advisor was due $33,698 from the Fund.

      In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Fund through April 30, 2010, if necessary, in amounts that limit the Fund's total operating expenses to 1.50% of average daily net assets of the Fund. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act. In determining the Fund's total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund's total operating expenses so as to benefit the Advisor. Finally, these expense limitation arrangements exclude any "acquired fund fees and expenses" as that term is described in the prospectus of the Fund. In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund after March 1, 2009. The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Fund during any of the previous three fiscal years (beginning March 1, 2009), less any reimbursement previously paid by the Fund to the Advisor with respect to such waivers, reductions and payments. Amounts reimbursed may not cause the Fund to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed.

      The Fund has adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a "Plan" and collectively, the "Plans"). Pursuant to the Plans, the Fund compensates the Fund's principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares. The Plans provide that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares and 1.00% of the average daily net assets of the Fund's Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. The 0.25% fee for the Class A Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The Fund incurred $46,918 and $8,684, in 12b-1 fees under the Plans with respect to Class A Shares and Class C Shares, respectively, for the six months ended August 31, 2009.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter and distributor. For the six months ended August 31, 2009, FDCC received $412 in commissions and underwriting fees from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 0.50% of certain Class A share redemptions and 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended August 31, 2009, FDCC received $21 of CDSC fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Fund. For such administrative services, CSS receives 0.10% per annum of average daily net assets of the Fund on the first $75 million and 0.07% per annum of the average daily net assets over $75 million. For the six months ended August 31, 2009, CSS earned $19,636 for its services and at August 31, 2009, was due $1,405 from the Fund.

      Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. For such services, CFSI receives the greater of a) 0.06% of the Fund's average daily net assets up to $50 million plus 0.04% of average daily net assets in excess of $50 million or b) $16 per open account and $3 per closed account, subject to a $10,000 minimum per year. CFSI earned $15,255 for its services for the six months ended August 31, 2009 and at August 31, 2009, was due $654 from the Fund.

      Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $9,818 for its services for the six months ended August 31, 2009 and at August 31, 2009, was due $691 from the Fund.

      One Trustee and certain officers of the Trust are also officers of the Advisor. Certain officers of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended August 31, 2009, were $19,317,145 and $29,213,919, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

      The tax character of distributions during the six months ended August 31, 2009 and the year ended February 28, 2009 were as follows:

                                    Six months ended
                                    August 31, 2009     Year ended
                                      (unaudited)    February 28, 2009
                                    ---------------- -----------------
          Distributions paid from:
          Ordinary income              $      --         $ 67,228
                                       ---------         --------
                                       $      --         $ 67,228
                                       =========         ========

      Cost of securities for Federal Income tax purpose is $32,263,002 and the related tax-based net unrealized appreciation (depreciation) consists of:

           Gross unrealized appreciation               $  4,470,914
           Gross unrealized depreciation                 (1,181,620)
                                                       ------------
           Net unrealized appreciation (depreciation)  $  3,289,294
                                                       ============

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for the Fund were:

                                  Class A Shares           Class C Shares
                                 Six months ended         Six months ended
                                  August 31, 2009          August 31, 2009
                                    (unaudited)              (unaudited)
                            --------------------------  --------------------
                               Shares        Value       Shares      Value
                               ------        -----       ------      -----
   Shares sold                  929,733  $   6,760,032    20,549  $  147,032
   Shares reinvested                 --             --        --          --
   Shares redeemed           (2,031,464)   (16,032,491)  (20,610)   (159,788)
                            -----------  -------------  --------  ----------
   Net increase (decrease)   (1,101,731) $  (9,272,459)      (61) $  (12,756)
                            ===========  =============  ========  ==========

                                  Class A Shares           Class C Shares
                                    Year ended               Year ended
                                 February 28, 2009        February 28, 2009
                            --------------------------  --------------------
                               Shares        Value       Shares      Value
                               ------        -----       ------      -----
   Shares sold                5,682,757  $  50,251,494    98,672  $  821,970
   Shares reinvested                971          6,887        --          --
   Shares redeemed             (757,159)    (5,523,582)  (86,607)   (766,553)
                            -----------  -------------  --------  ----------
   Net increase (decrease)    4,926,569  $  44,734,799    12,065  $   55,417
                            ===========  =============  ========  ==========

NOTE 6 - COMMITMENTS AND CONTINGENCIES

      Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Fund, and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

NOTE 7 - RECENT ACCOUNTING PRONOUNCEMENT

      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Statement No. 168, "The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ("SFAS 168"). On the effective date of this standard, FASB Accounting Standards Codification(TM) ("Codification") will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund's financial statements.

NOTE 8 - SUBSEQUENT EVENTS

      Management has evaluated all transactions and events subsequent to the date of the balance sheet through October 30, 2009, the date on which these financial statements were available. Except as already included in the notes to these financial statements, no additional items require disclosure.

DGHM Investment Trust
(the "Trust")
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, (1) upon request, by calling 1-800-653-2839 and (2) on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (1) upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Briggs, Bunting & Dougherty, LLP
1835 Market Street, 26/th/ Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

Husch Blackwell Sanders LLP
4801 Main Street
Suite 1000
Kansas City, Missouri 64112

Transfer Agent:

For account information, wire purchase or redemptions, call or write to DGHM All-Cap Value Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 Toll Free


[LOGO]

                      Semi-Annual Report to Shareholders

                            DGHM ALL-CAP VALUE FUND

      A series of the DGHM Investment Trust A "Series" Investment Company

             For the Six Months Ended August 31, 2009 (unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 6.  INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): DGHM Investment Trust



By:   /s/ Jeffrey C. Baker
      ---------------------
      Jeffrey C. Baker
      President and Principal Executive Officer

Date: November 5, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:  /s/ Jeffrey C. Baker
      ---------------------
      Jeffrey C. Baker
      President and Principal Executive Officer,
      DGHM Investment Trust

Date: November 5, 2009





By:   /s/ Thomas F. Gibson
      ---------------------
      Thomas F. Gibson
      Principal Financial Officer,
      DGHM Investment Trust

Date: November 4, 2009